CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net (loss)/income	$ (750)	$ 4,087	$ 2,786
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	779	693	711
Amortization of deferred loan charges	39	54	43
Amortization of unfavorable and favorable contracts	(116)	(131)	(65)
Share of results from associated companies	(190)	(121)	223
Loss on sale of investments in associated companies	0	89	0
Share-based compensation expense	7	10	7
Gain/(loss) on disposals and deconsolidations	63	(2,971)	(1,367)
Contingent consideration realized	(47)	0	0
Unrealized loss/(gain) related to derivative financial instruments	42	197	(249)
Loss on Goodwill impairment	563	232	0
Loss on impairment of investments	1,274	0	0
Gain on realization of marketable securities	0	(138)	0
Dividends received from associated companies	253	526	15
Deferred income tax	29	(6)	(47)
Unrealized foreign exchange gain on long-term debt	(95)	(165)	(47)
Payments for long-term maintenance	(106)	(295)	(190)
Net gain on debt extinguishment	(8)	(12)	0
Other	(31)	(17)	0
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable	267	(295)	(206)
Trade accounts payable	58	21	(29)
Net related party balances	1	(247)	(114)
Prepaid expenses/accrued revenue	(12)	13	(45)
Deferred revenue	(95)	171	90
Other assets and liabilities, net	(137)	(121)	179
Net cash provided by operating activities	1,788	1,574	1,695
Cash Flows from Investing Activities
Additions to newbuildings	(613)	(2,508)	(3,884)
Additions to drilling units and equipment	(322)	(365)	(389)
Refund of yard installments	29	0	0
Contingent consideration received	27	0	0
Sale of rigs and equipment	0	0	48
Business combinations and step acquisitions, net of cash acquired	0	0	(554)
Sale of business, net of cash disposed	1,214	1,138	1,958
Cash in deconsolidated subsidiary	0	(90)	0
Change in restricted cash	(25)	(131)	123
Investment in associated companies	(210)	(586)	(151)
Proceeds from disposal of investments in associated companies	0	373	0
Purchase of marketable securities	0	(150)	0
Loans granted to related parties	(523)	(18)	(125)
Payments received from loans granted to related parties	233	2,096	10
Proceeds from disposal of marketable securities	0	307	0
Net cash (used in)/provided by investing activities	(190)	66	(2,964)
Cash Flows from Financing Activities
Proceeds from debt	1,516	5,072	7,703
Repayments of debt	(2,999)	(4,344)	(4,919)
Debt fees paid	(16)	(65)	(93)
Proceeds from debt to related party	143	90	756
Repayments of debt to related party	0	(910)	(1,181)
Dividends paid to non-controlling interests	(14)	(51)	(69)
Contribution from non-controlling interests, net of issuance cost	0	115	365
Proceeds relating to share forward contracts and other derivatives	0	0	453
Purchase of treasury shares	0	(18)	(39)
Proceeds from sale of treasury shares	0	0	6
Dividends paid	0	(1,415)	(1,287)
Employee stock options exercised	0	5	0
Net cash (used in)/provided by financing activities	(1,370)	(1,521)	1,695
Cash reclassified as held for sale	0	(26)	0
Effect of exchange rate changes on cash and cash equivalents	(15)	(6)	0
Net increase in cash and cash equivalents	213	87	426
Cash and cash equivalents at beginning of the year	831	744	318
Cash and cash equivalents at the end of year	1,044	831	744
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	(458)	(493)	(336)
Taxes paid	$ (136)	$ (227)	$ (109)